Segment Information - Summary of Results of Internal Revenue and Costs (Parenthetical) (Detail) - Transfer of Business from Enterprise to Openreach [Member] - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Enterprise [Member]
Disclosure of operating segments [Line Items]
Increases in internal revenue	£ 224	£ 242
Openreach [Member]
Disclosure of operating segments [Line Items]
Increases in internal revenue	£ 38	£ 40